Leases - Schedule of Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Amortization of right-of-use assets	$ 86	$ 60
Interest of lease liabilities	$ 14	$ 16